Common Stock Outstanding and Reserved Shares of Common Stock for Future Issuance (Detail)	Sep. 30, 2012		Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Common stock outstanding and reserved shares of common stock for future issuance
Options outstanding	37,279,442		39,601,640	26,326,394	16,520,984	19,164,000	16,333,664
RSUs	1,134,851
Total reserved shares of common stock for future issuance	55,049,594
2012 Equity Incentive Plan
Common stock outstanding and reserved shares of common stock for future issuance
Total reserved shares of common stock for future issuance	11,635,301	[1]
2012 Employee Stock Purchase Plan
Common stock outstanding and reserved shares of common stock for future issuance
Total reserved shares of common stock for future issuance	5,000,000	[1]

[1]	Refer to Note 11 for a description of these plans.